1. Operations	12 Months Ended
Dec. 31, 2018
Operations
Operations

Companhia Paranaense de Energia (Copel, Company or Parent Company), with its head office located at Rua Coronel Dulcídio, 800, Curitiba - State of Paraná, is a publicly-held mixed capital company controlled by the State of Paraná and its shares are traded at Corporate Governance Level 1 of the Special Listing Segments of B3 S.A. - Brasil, Bolsa Balcão Stock Exchange and also on the New York Stock Exchange (NYSE) and on the Madrid Stock Exchange in the Latin American segment (Latibex).

The core activities of Copel and its subsidiaries, which are regulated by the Brazilian Electricity Regulatory Agency (ANEEL), linked to the Brazilian Ministry of Mines and Energy (MME), is to carry out research, study, planning, and asset building activities related to the generation, transformation, distribution and trading of energy in any of its forms, primarily electricity. Furthermore, Copel participates in consortiums and in private sector and mixed-capital companies for the purpose of engaging in activities, primarily in the fields of energy, telecommunications and natural gas.

1.1    Copel’s equity interests

Copel has direct and indirect interests in subsidiaries (1.1.1), joint ventures (1.1.2), associates (1.1.3) and joint operations (1.1.4).

The changes, acquisitions and sales in relation to the equity stakes as of 12.31.2017 were: business combination presented in Note 1.2, transfer of Foz do Chopim (NE nº 1.1.3) and constitution of the Specific Purpose Company - SPE Bela Vista Geração de Energia S.A.

1.1.1       Subsidiaries

	Headquarters	Main activity	Interest
Subsidiaries			%	Investor
Copel Geração e Transmissão S.A. (Copel GeT)	Curitiba/PR	Production and transmission of electricity	100.0	Copel
Copel Distribuição S.A. (Copel DIS)	Curitiba/PR	Distribution and marketing of electricity	100.0	Copel
Copel Telecomunicações S.A. (Copel TEL)	Curitiba/PR	Telecommunication and communication	100.0	Copel
Copel Renováveis S.A. (Copel REN) (a)	Curitiba/PR	Control and management of interests	100.0	Copel
Copel Comercialização S.A. (Copel Energia)	Curitiba/PR	Commercialization of electricity	100.0	Copel
Companhia Paranaense de Gás - Compagás	Curitiba/PR	Distribution of pipeline gas	51.0	Copel
Elejor - Centrais Elétricas do Rio Jordão S.A.	Curitiba/PR	Production of electricity	70.0	Copel
UEG Araucária Ltda. (UEG)	Curitiba/PR	Production of electricity from natural gas	20.0	Copel
			60.0	Copel GeT
São Bento Energia, Investimentos e Participações S.A. (São Bento)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Nova Asa Branca I Energias Renováveis S.A.	S. Miguel do Gostoso/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Asa Branca II Energias Renováveis S.A.	Parazinho/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Asa Branca III Energias Renováveis S.A.	Parazinho/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Eurus IV Energias Renováveis S.A.	Touros/RN	Production of electricity from wind sources	100.0	Copel GeT
Santa Maria Energias Renováveis S.A.	Maracanaú/CE	Production of electricity from wind sources	100.0	Copel GeT
Santa Helena Energias Renováveis S.A.	Maracanaú/CE	Production of electricity from wind sources	100.0	Copel GeT
Ventos de Santo Uriel S.A.	João Câmara/RN	Production of electricity from wind sources	100.0	Copel GeT
Cutia Empreendimentos Eólicos S.A. (Cutia)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Costa Oeste Transmissora de Energia S.A. (1.2)	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Marumbi Transmissora de Energia S.A. (1.2)	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Bela Vista Geração de Energia S.A. (b)	Curitiba/PR	Production of electricity	99.9	Copel GeT
GE Olho D’Água S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE Boa Vista S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE Farol S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE São Bento do Norte S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
Central Geradora Eólica São Bento do Norte I S.A. (c)	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Bento do Norte II S.A. (c)	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Bento do Norte III S.A. (b)	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel I S.A. (c)	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel II S.A. (c)	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel III S.A. (c)	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Guajiru S.A. (c)	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Jangada S.A. (c)	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Potiguar S.A. (c)	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Cutia S.A. (c)	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Maria Helena S.A. (c)	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Esperança do Nordeste S.A.(c)	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Paraíso dos Ventos do Nordeste S.A. (b)	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
(a) Company management is assessing whether a business purpose change or a closure and transfer of assets to the shareholder is required.
(b) Pre-operating stage.
(c) Operation started from December 2018.

1.1.2       Joint ventures

Joint ventures	Headquarters	Main activity	Interest
			%	Investor
Voltalia São Miguel do Gostoso I Participações S.A.	São Paulo/SP	Interests in companies	49.0	Copel
Paraná Gás Exploração e Produção S.A. (a)	Curitiba/PR	Exploration of natural gas	30.0	Copel
Caiuá Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Integração Maranhense Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Matrinchã Transmissora de Energia (TP NORTE) S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Guaraciaba Transmissora de Energia (TP SUL) S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Paranaíba Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	24.5	Copel GeT
Mata de Santa Genebra Transmissão S.A. (b)	Rio de Janeiro/RJ	Transmission of electricity	50.1	Copel GeT
Cantareira Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT

(a) Project with its activities halted because of a Public Civil Action pending a decision at TRF-4. There is a decision of the consortium members requesting the National Agency of Petroleum, Natural Gas and Biofuels – ANP, through the establishment of an institutional arbitration procedure, to release contractual obligations without burden to the bidders, with the consequent return of the subscription bonuses, reimbursement of the warranty costs incurred, and the release of the guarantees provided.

(b) Pre-operating stage.

1.1.3       Associates

Associated companies	Headquarters	Main activity	Interest
			%	Investor
Dona Francisca Energética S.A.	Agudo/RS	Production of electricity	23.0303	Copel
Foz do Chopim Energética Ltda. (a)	Curitiba/PR	Production of electricity	35.77	Copel GeT
Carbocampel S.A.	Figueira/PR	Coal exploration	49.0	Copel
Copel Amec S/C Ltda. - in liquidation	Curitiba/PR	Services	48.0	Copel
Sercomtel S.A. Telecomunicações (c)	Londrina/PR	Telecommunications	45.0	Copel
Dominó Holdings Ltda.	Curitiba/PR	Interests in companies	49.0	Copel Energia
GBX Tietê II Empreendimentos Participações S.A. (b)	São Paulo/SP	Incorporation of real estate projects	19.31	UEG

(a) In February 2018, the associated Foz do Chopim Energética Ltda. was transferred from Copel to Copel GeT, through an increase in the capital stock. As it is a transfer without change of control, the Company recorded the book values. The balances was transferred in the transaction are shown in note 17.1.
(b) Pre-operating stage.
(c) Investment reduced to zero due to the impairment tests.

1.1.4       Joint operations (consortiums)

Joint operations	Interest (%) Copel GeT	Other consortium members
Hydroelectric Power Plant Gov. Jayme Canet Júnior (Mauá - Note 18.5)	51.0	Eletrosul Centrais Elétricas S.A. (49%)
Hydroelectric Power Plant Baixo Iguaçu (Note 18.5)	30.0	Geração Céu Azul S.A (Subsidiary of Neoenergia S.A.) (70%)

1.2     Business combination through the exchange of assets

1.2.1       Subsidiaries acquired and joint venture disposed of

On August 30, 2018, Copel GeT signed a Share Exchange Agreement with Eletrosul with respect to the joint ventures Costa Oeste Transmissora de Energia S.A. (51% -Copel GeT and 49% - Eletrosul), Marumbi Transmissora de Energia S.A. (80% - Copel GeT and 20%- Eletrosul) and Transmissora Sul Brasileira de Energia S.A. (20% - Copel GeT and 80% - Eletrosul). The impact of the exchange agreement is that Copel GeT obtained a 100% interest in the former joint ventures Costa Oeste and Marumbi, and Eletrosul obtained a 100% interest in Transmissora Sul Brasileira.

The assumption of the 100% interest in Costa Oeste and Marumbi by Copel GeT will allow economies of scale in the integrated management of these ventures with the other Company’s assets.

The business combinations occurred on August 31, 2018, date of transfer of the shares.

			Percentage interest		Consideration
			in shares of Copel-GeT		transferred
Subsidiaries acquired	Main activity	Date of acquisition	previous	acquired	R$
Costa Oeste	Transmission of electricity	08.31.2018	51%	49%	38,883
Marumbi	Transmission of electricity	08.31.2018	80%	20%	23,811

1.2.2        Consideration transferred and concession right generated in acquisitions

The business combinations occurred through exchange of assets and the amount of the consideration corresponded to the fair value of the 20% interest held by Copel GeT in Transmissora Sul Brasileira (asset transferred). This amount was allocated in proportion to the fair value of the equity interests acquired from Eletrosul, corresponding to 49% of Costa Oeste and 20% of Marumbi.

	Net assets transferred	Net assets acquired
Consideration transferred	Transmissora Sul Brasileira	Costa Oeste	Marumbi
Fair value on 08.31.2018	313,471	73,219	109,861
Percentage of interest transferred	20%	-49%	-20%
Amount of portion exchanged	62,694	(35,878)	(21,971)
Consideration amount	62,694	38,883	23,811
Concession rights	-	3,005	1,840

The concession rights generated in the business combinations consist mainly of expected synergies and economies of scale and will be amortized over the remaining concession periods of Costa Oeste and Marumbi, which will expire on January 11, 2042 and May 9, 2042, respectively.

Concession right generated in the acquisition	Costa Oeste	Marumbi
Fair value of consideration transferred	38,883	23,811
Fair value of Copel GeT interest before the combination	37,341	87,890
	76,224	111,701
Net value of identifiable assets acquired and liabilities assumed	(73,219)	(109,861)
Concession rights	3,005	1,840

1.2.3       Assets acquired and liabilities recognized on the acquisition date

Copel GeT measured preliminarily at fair value on the acquisition date its prior equity interests in the acquires, the identifiable assets acquired, and the liabilities assumed.

The losses resulting from the fair value measurement of the prior equity interests of Copel GeT in Costa Oeste and Marumbi, amounting to R$ 3,769, are included in Other operating income (expenses), net, in the statement of income.

The fair values of the prior equity interests and the interests acquired on the business combination dates of Costa Oeste and Marumbi are shown below:

Costa Oeste		Fair value
			Equity interest
		At the	before business	Equity interest
08.31.2018	Carrying amount	acquisition date	combination - 51%	acquired - 49%
Assets identified	102,355	109,327	55,757	53,570
Cash and cash equivalents	4,140	4,140	2,111	2,029
Trade accounts receivable	945	945	482	463
Prepaid expenses	22	22	11	11
Taxes recoverable	59	59	30	29
Collaterals	1,711	1,711	873	838
Financial assets - concession	95,448	95,448	48,678	46,770
Financial assets - business combination	-	6,972	3,556	3,416
Property, plant and equipment	13	13	7	6
Intangible assets	17	17	9	8
Liabilities assumed	30,420	36,108	18,416	17,692
Suppliers	93	93	47	46
Financing	26,011	26,011	13,266	12,745
Deferred income tax and social contribution	3,029	3,029	1,545	1,484
Deferred income tax and social contribution - business combination	-	661	37	324
Provisions for legal claims	831	831	424	407
Contingent liabilities - business combination	-	5,027	2,564	2,463
Others liabilities	456	456	233	223
Net assets acquired	71,935	73,219	37,341	35,878

Marumbi		Fair value
			Equity interest
		At the	before business	Equity interest
08.31.2018	Carrying amount	acquisition date	combination - 80%	acquired - 20%
Assets identified	167,533	164,999	132,000	32,999
Cash and cash equivalents	3,857	3,857	3,086	771
Trade accounts receivable	1,928	1,928	1,542	386
Prepaid expenses	56	56	45	11
Taxes recoverable	6	6	5	1
Collaterals	2,623	2,623	2,098	525
Financial assets - concession	159,022	156,488	125,191	31,297
Property, plant and equipment	22	22	18	4
Intangible assets	19	19	15	4
Liabilities assumed	52,142	55,138	44,110	11,028
Suppliers	3,016	3,016	2,413	603
Financing	40,764	40,764	32,611	8,153
Deferred income tax and social contribution	4,919	4,919	3,935	984
Deferred income tax and social contribution - business combination	-	(2,849)	(2,279)	(570)
Provisions for legal claims	2,103	2,103	1,682	421
Contingent liabilities - business combination	-	5,845	4,676	1,169
Others liabilities	1,340	1,340	1,072	268
Net assets acquired	115,391	109,861	87,890	21,971

1.2.4 Impact of acquisition on consolidated profit or loss

The profit for the year includes R$ 1,875 attributable to the additional income generated by Costa Oeste and R$ 5,108 attributable to Marumbi. The consolidated revenues for the period include R$ 3,093 related to Costa Oeste and R$ 6,085 related to Marumbi.

Had these business combinations occurred on January 1, 2018, the consolidated net operating revenue would have increased in R$ 23,834, totalizing R$ 14,958,614 and the consolidated net income for the period would have increased in R$ 4,666, totalizing R$1,448,670. Management considers that these pro forma amounts represent an approximate measurement of the combined consolidated performance on an annualized basis and serve as reference for comparison in future years.